SHARE-BASED PAYMENTS - Summary of acquisition date fair value of each share-based award is estimated (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Jan. 08, 2018
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates		$ 0.76
Camelot Award
SHARE-BASED PAYMENTS
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	$ 23.00